FINANCIAL RISK MANAGEMENT (Credit risk narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Trade receivables	$ 1,180,689	$ 1,767,425
Credit risk
Disclosure of credit risk exposure [line items]
Financial assets, investments assessed as investment grade, percent	59.90%	57.30%
Trade receivables	$ 1,180,700	$ 1,767,400
Financing Receivables, Up to 180 Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	101,500	95,400
Financing Receivables, Equal to Greater than 1 Day Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Allowance for doubtful account	9,900	9,500
Performing Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	1,089,100	1,681,500
Performance Guarantee | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	100	30,300
Credit Insurance | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	520,600	800,100
Guarantee Type, Other | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	$ 7,000	$ 8,400